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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2001
                                                        --------------


               (Please read instructions before preparing form.)

If amended report check here:   [_]

Michael B. Elefante
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes       60 State Street       Boston,        MA        02109
-------------------------------------------------------------------------------
Business Address           (Street)           (City)       (State)     (Zip)

   (617) 227-7940
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION ----------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
             VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a)
-------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15/th/ day of May, 2001.

                                   Michael B. Elefante
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)

                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                       13F File No.:            Name:                                       13F File No.:
1.  Timothy F. Fidgeon (17)*                28-06169                 6.
-----------------------------------------   --------------------     ------------------------------------------  -------------------
2.  Fiduciary Trust Co.                     28-471                   7.
-----------------------------------------   --------------------     ------------------------------------------  -------------------
3.  Gannett, Welsh & Kotler                 28-4145                  8.
-----------------------------------------   --------------------     ------------------------------------------  -------------------
4.  Roy A. Hammer (14)*                     28-5798                  9.
-----------------------------------------   --------------------     ------------------------------------------  -------------------
5.   State Street Boston Corp.              28-399                   10.
-----------------------------------------   --------------------     ------------------------------------------  -------------------

*   Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF:  MARCH 31, 2001             FORM 13F       SEC FILE # MICHAEL B. ELEFANTE

                                                             ITEM 4:   ITEM 5:     ITEM 6:                    ITEM 8:
                                                              FAIR    SHARES OR   INVESTMENT              VOTING AUTHORITY
   ITEM 1:                      ITEM 2:         ITEM 3:      MARKET   PRINCIPAL   DISCRETION    ITEM 7:   (A)   (B)   (C)
NAME OF ISSUER              TITLE OF CLASS    CUSIP NUMBER   VALUE     AMOUNT     (A) (B) (C)   MANAGERS  SOLE SHARED NONE
AES CORP                    COMMON STOCK      00130H105       596323     11936             xx                   11936

ABBOTT LABS                 COMMON STOCK      002824100       202917      4300             xx                    4300

AMERICAN HOME PRODUCTS      COMMON STOCK      026609107       477050      8120             xx                    8120

AMGEN INC                   COMMON STOCK      031162100       433350      7200             xx                    7200

ANALOG DEVICES, INC.        COMMON STOCK      032654105       472932     13050             xx                   13050

AUTOMATIC DATA PROCESSING   COMMON STOCK      053015103       503015      9250             xx                    9250

AVERY DENNISON CORP         COMMON STOCK      053611109       390150      7500             xx                    7500

BP AMOCO PLC ADR            COMMON STOCK      055622104       836295     16854             xx                   16854

BANKBOSTON CORP             COMMON STOCK      06605R106       396274      9136             xx                    9136

BERKSHIRE HATHAWAY INC      CLASS B           084670207       398208       183             xx                     183

BRISTOL-MYERS SQUIBB CO     COMMON STOCK      110122108       643896     10840             xx                   10840

CIGNA CORP                  COMMON STOCK      125509109       266038      2478             xx                    2478

CAPITAL ONE FINL CORP       COMMON STOCK      14040H105       216450      3900             xx                    3900

CISCO SYS INC               COMMON STOCK      17275R102       192628     12182             xx                   12182

COGNEX                      COMMON STOCK      192422103       325463     13150             xx                   13150

CONEXANT SYSTEMS INC        COMMON STOCK      207142100       175586     19646             xx                   19646

DEVRY INC                   COMMON STOCK      251893103       324540     10800             xx                   10800

DOW JONES & CO INC          COMMON STOCK      260561105      7977198    152382             xx                  152382

                                                             ITEM 4:   ITEM 5:     ITEM 6:                    ITEM 8:
                                                              FAIR    SHARES OR   INVESTMENT              VOTING AUTHORITY
   ITEM 1:                      ITEM 2:         ITEM 3:      MARKET   PRINCIPAL   DISCRETION    ITEM 7:   (A)   (B)   (C)
NAME OF ISSUER              TITLE OF CLASS    CUSIP NUMBER   VALUE     AMOUNT     (A) (B) (C)   MANAGERS  SOLE SHARED NONE
DOW JONES & CO INC          CLASS B           260561204      8956719    171093             xx                  171093
                            (RESTRICTED)

E I DU PONT                 COMMON STOCK      263534109       463654     11392             xx                   11392
 DE NEMOURS & CO

EMC CORP                    COMMON STOCK      268648102       718830     24450             xx                   24450

EMERSON ELECTRIC CO         COMMON STOCK      291011104       384400      6200             xx                    6200

EXXON MOBIL CORP            COMMON STOCK      30231G102      1150200     14200             xx                   14200

FUEL CELL ENERGY INC        COMMON STOCK      35952H106       555500     11000             xx                   11000

GENERAL ELECTRIC CO         COMMON STOCK      369604103      3152100     75301             xx                   75301

GENERAL MILLS INC.          COMMON STOCK      370334104       215050      5000             xx                    5000

HELMERICH & PAYNE INC       COMMON STOCK      423452101       217610      4700             xx                    4700

HEWLETT- PACKARD CO         COMMON STOCK      428236103       492503     15750             xx                   15750

INTEL CORPORATION           COMMON STOCK      458140100      1523915     57916             xx                   57916

JDS UNIPHASE CORP           COMMON STOCK      46612J101       189169     10260             xx                   10260

JEFFERSON-PILOT CORP        COMMON STOCK      475070108       928396     13675             xx                   13675

JOHNSON & JOHNSON           COMMON STOCK      478160104      1395584     15955             xx                   15955

KOPIN CORP                  COMMON STOCK      500600101       140300     24400             xx                   24400

MERCK & CO INC              COMMON STOCK      589331107      1702058     22425             xx                   22425

MICROSOFT CORP              COMMON STOCK      594918104       746484     13650             xx                   13650

MINNESOTA MINING & MFG CO.  COMMON STOCK      604059105       550670      5300             xx                    5300

                                                             ITEM 4:   ITEM 5:     ITEM 6:                    ITEM 8:
                                                              FAIR    SHARES OR   INVESTMENT              VOTING AUTHORITY
   ITEM 1:                      ITEM 2:         ITEM 3:      MARKET   PRINCIPAL   DISCRETION    ITEM 7:   (A)   (B)   (C)
NAME OF ISSUER              TITLE OF CLASS    CUSIP NUMBER   VALUE     AMOUNT     (A) (B) (C)   MANAGERS  SOLE SHARED NONE
ORACLE CORP                 COMMON STOCK      68389X105       152796     10200             xx                   10200

PFIZER INC                  COMMON STOCK      717081103       374693      9150             xx                    9150

PROCTER & GAMBLE CO         COMMON STOCK      742718109       331780      5300             xx                    5300

ROCKWELL INT'L CORP (NEW)   COMMON STOCK      773903109       587889     16173             xx                   16173

SCHLUMBERGER LTD            COMMON STOCK      806857108       253484      4400             xx                    4400

SEPRACOR INC                COMMON STOCK      817315104       332000     10375             xx                   10375
TOTAL:                                                    40,344,097